Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 350,816	$ 455,622	$ 706,146	$ 759,957	$ 1,414,421	$ 124,532
Cost of revenue	180,608	248,502	347,249	419,258	743,673	74,439
Gross profit	170,208	207,120	358,897	340,699	670,748	50,093
Operating Expenses:
Sales and marketing	119,772	161,619	233,067	273,308	592,068	95,141
General and administrative	124,093	134,964	213,608	205,090	454,008	131,767
Research and development	58,615	15,271	87,593	43,292	90,874	98,290
Amortization	18,028		36,056		36,056
Total Operating Expenses	320,508	311,854	570,324	521,690	1,173,006	325,198
Net operating loss	(150,300)	(104,734)	(211,427)	(180,991)	(502,258)	(275,105)
Interest expense	129,085	7,593	256,242	18,022	246,490	30,984
Loss on extinguishment of debt			2,020		21,428	21,299
Loss before income taxes					(770,176)	(327,388)
Provision on income taxes
Net loss	$ (279,385)	$ (112,327)	$ (469,689)	$ (199,013)	$ (770,176)	$ (327,388)
Basic and diluted net loss per share	$ (0.03)	$ (0.02)	$ (0.05)	$ (0.03)	$ (0.10)	$ (0.05)
Weighted average shares outstanding (basic and diluted)	8,797,782	7,206,586	8,815,508	6,966,046	7,861,077	6,200,303